UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05506
College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)
c/o U.S. Bank One Federal Street Boston, MA 02110

(Address of principal executive offices) (Zip code)
Laura S Cawley
U.S. Bank Corporate Trust Services
One Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: (617) 603-6452
Date of fiscal year end: November 30
Date of reporting period: December 1, 2010 — May 31, 2011

ITEM 1. REPORT TO STOCKHOLDERS.

College and University
Facility Loan Trust Two
Financial Statements
As of and for the Period Ended May 31, 2011

College and University
Facility Loan Trust Two
Statement of Assets and Liabilities

May 31,	2011

Assets:

Investments, at amortized cost, net of allowance for loan losses of $394,000 (Notes 1, 2, 6, 7 and 8)	$31,733,975
Cash	287,082
Interest receivable	505,006
Deferred bond issuance costs (Note 2)	47,071
Prepaid expenses	13,750

Total assets	32,586,884

Liabilities:

Bonds payable, net of unamortized discount (Notes 3 and 8)	22,705,981
Bond interest payable (Note 3)	522,910
Accrued expenses and other liabilities	212,207

Total liabilities	23,441,098

Net Assets:

Class B certificates, par value $1 — authorized, issued and outstanding — 1,763,800 certificates (Note 5)	1,763,800
Distributions in excess of tax earnings (Note 2)	(364,761)
Additional paid-in capital	7,746,747

Net assets	$9,145,786

Net asset value per Class B certificate (based on 1,763,800 certificates outstanding)	$5.19

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Statement of Operations

Six months ended May 31,	2011

Investment income:
Interest income	$1,610,446

Expenses:
Interest expense (Note 3)	1,061,883
Servicer fees (Note 4)	19,637
Trustee fees (Note 4)	33,295
Other trust and bond administration expenses	171,203

Total expenses	1,286,018

Net investment income	324,428

Decrease in provision for loan losses (Note 6)	—

Net increase in net assets resulting from operations	$324,428

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Statement of Cash Flows

Six months ended May 31,	2011

Cash flows from operating activities:
Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$324,428
Decrease in loan principal balance	3,051,549
Decrease in interest receivable	27,681
Increase in prepaid expenses	(13,750)
Decrease in Bond interest payable	(83,101)
Decrease in investment contracts	1,442,354
Decrease in payable to Trustees	15,879
Decrease in accrued expenses and other liabilities	12,504
Amortization of original issue discount on Bonds	531,333
Amortization of purchase discount on Loans	(955,042)
Amortization of deferred bond issuance costs	7,640

Net cash provided by operating activities	$4,361,475

Cash flows from financing activities:
Principal repayments on Bonds	(4,155,065)

Net cash used in financing activities	(4,155,065)

Net Increase in cash	206,410

Cash, beginning of year	80,672

Cash, end of year	$287,082

Supplemental cash flow information cash paid for interest on bonds	$606,011

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31,	November 30,
	2011	2010

From operations:
Net investment income	$324,428	$861,358
Decrease in provision for loan losses	—	281,000

Net increase in net assets applicable to Class B certificateholders resulting from operations	324,428	1,142,358

Distributions to Class B certificateholders from:
Tax return of capital (Note 5)	—	(443,297)

Net increase in net assets	324,428	699,061

Net assets:
Beginning of year	8,821,358	8,122,297

End of year	$9,145,786	$8,821,358

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Financial Highlights

	Six Months
	Ended
	May 31,		Years Ended November 30,
	2011		2010		2009		2008		2007		2006

	(Unaudited)
Net asset value, beginning of period	$5.00		$4.60		$4.74		$4.95		$5.23		$6.23

Net investment income	.18		.49		.39		.49		.61		.75

Decrease in provision for loan loss	—		.16		.09		—		.05		.28

Distribution to Class B certificateholders from tax return of capital	—		(.25)		(.62)		(.70)		(.94)		(2.03)

Net asset value, end of period	$5.19		$5.00		$4.60		$4.74		$4.95		$5.23

Total investment return(a)	N/A		N/A		N/A		N/A		N/A		N/A

Net assets applicable to Class B certificates, end of period	$9,145,786		$8,821,358		$8,122,297		$8,352,567		$8,733,563		$9,217,465

Ratios and Supplemental Data:
Ratio of operating expenses to average net assets applicable to Class B certificates	29.79%	(c)	38.18	%(b)	43.62	% (b)	45.87	% (b)	49.51	% (b)	52.81	% (b)

Ratio of net investment income to average net assets applicable to Class B certificates	3.76%		10.17%		8.36%		9.98%		11.94%		13.09%

Number of Class B certificates outstanding, end of year	1,763,800		1,763,800		1,763,800		1,763,800		1,763,800		1,763,800

(a)	The Trust’s investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding “Total investment return” and has not included information under that heading. In addition, as the Trust did not purchase or sell investments during the periods presented, “portfolio turnover” would have been 0% for all periods presented.

(b)	Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 5.19%(c), 5.20%, 5.86%, 4.44% and 4.07% in 2010, 2009, 2008, 2007 and 2006, respectively.

(c)	Annualized.
The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
1. Organization and Business
College and University Facility Loan Trust Two (the “Trust”) was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by Bank of Boston (the “Owner Trustee”), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor “Owner Trustee”), not in its individual capacity, but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.
The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the “Bonds”). The Trust commenced operations on May 12, 1988 (the “Closing Date”) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of loans made to college and university facilities (the “Loans”) and certain other funds held under the indenture (the “Indenture”) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (“ED”) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The Bank of New York Mellon, National Association, as successor in interest to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the “Bond Trustee”), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.8 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
1. Organization and Business (Continued)
All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders, as discussed in Note 5.
2. Summary of Significant Accounting Policies
(a) College and University Facility Loans
The Loans were purchased by the Trust at amounts below the par value of the Loans.
Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans were recorded at the discounted value below par and are being accounted for under the amortized cost method of accounting, net of any allowance for loan losses. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust’s income by applying the Loan’s effective interest rate to the amortized cost of that Loan. Upon a Loan prepayment, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2011 was approximately $7,688,000. For the six months ended May 31, 2011 the trust recognized approximately $1,431,000 of interest income related to the amortization of the purchase discount. As a result of prepayments of Loans during the six months ended May 31, 2011, additional interest income of approximately $95,000 was recognized in the statement of operations.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
2. Summary of Significant Accounting Policies (Continued)
(a) College and University Facility Loans (Continued)
Accounting Standard Codification (“ASC”) Topic 820 Fair Value Measurements and Disclosure (“ASC 820”), requires that the Loans be accounted for at fair value. However, management believes that the amortized cost method of accounting, net of any allowance for loan losses, best serves the informational needs of the users of the Trust’s financial statements.
The Trust records an allowance for loan losses based on the Trust’s evaluation of collectability of the Loans within the portfolio. The Loans are classified into three separate pools based on risk and collection performance. The pools are then assigned a reserve percentage based on risk and other factors and a reserve is systematically calculated for the pools:
(1)	General — Loans are performing on a timely basis and where there is no information that leads the Trust to reclassify to a different risk pool.

(2)	Substandard — Loans are generally classified into this category resulting from either historical collection issues or administrative issues with receiving collection that have been on-going. Loans in this pool are not considered uncollectible but due to collection issues, a higher reserve percentage is applied due to the risk profile of this pool.

(3)	Doubtful — A Loan is considered doubtful when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the Loan agreement. Loans in this category are generally assigned a 100% reserve unless facts and circumstances provide evidence that some level of collectability exists. At May 31, 2011, there were no recorded investments in Loans that are considered to be doubtful.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
2. Summary of Significant Accounting Policies (Continued)
(a) College and University Facility Loans (Continued)

As credit quality for an individual Loan changes, the Loan would be evaluated for reclassification to a different risk pool as described above. Risk ratings to the existing pools may be adjusted based on qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.
There are inherent uncertainties with respect to the final outcome of Loans and as such, actual losses may differ from the amounts reflected in the financial statements and could be material.
(b) Interest Income
The Trust records interest on the Loans as earned. The Loans generally require interest payments on a semiannual basis with rates of interest ranging from 3% to 3.75%. The Trust recognizes purchase discount as interest income on the effective interest method.
The Trust’s policy is to generally discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful. Due to the nature of the loan investments in the Trust, there are instances where payment of the loans and related interest may not be received by the Trust due to documentation issues that require time for the Trust to resolve. In those circumstances, where the past due loan is greater than 180 days but the Trust has concluded it is not a credit issue, the accrual of interest or the accretion of interest discount may continue to be recorded as the Trust believes these amounts to be collectable. When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2011, no Loans have been placed on nonaccrual status.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
2. Summary of Significant Accounting Policies (Continued)
(c) Other Investments
Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two investment agreements issued by JP Morgan Chase Bank bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank’s option. These investment agreements are carried at amortized cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full. See Note 8 for discussion of fair value measurement of these investments.
ASC 820 requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.
(d) Federal Income Taxes
It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.
For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.
As of May 31, 2011, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.
The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
2. Summary of Significant Accounting Policies (Continued)
(e) Deferred Bond Issuance Costs
Deferred bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.
(f) Presentation of Capital Distributions
Capital distributions are accounted for in accordance with FASB ASC Topic 946 Investment Company, (“ASC 946”). ASC 946 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.
As of November 30, 2010, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to additional paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.
The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2011; however, the amount cannot be reasonably estimated at May 31, 2011.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
2. Summary of Significant Accounting Policies (Continued)
(g) Use of Estimates
The preparation of financial statements requires the Trust to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions and differences could be material.
(h) Statement of Cash Flows
The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand and does not include any short-term investments.
(i) Risk Factors
The Trust’s investments are subject to the following:
Market Risk
Market risk represents the potential loss that can be caused by a change in the fair value of the financial instrument.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
2. Summary of Significant Accounting Policies (Continued)
(i) Risk Factors (continued)
Credit Risk
The Trust is subject to credit risk if the counterparties failed to perform pursuant to the terms of their agreements with the Trust.
The Trust’s investments are held in escrow by The Bank of New York Mellon, National Association. The Trustee has custody of the Trust’s investments. The Trust is subject to counterparty risk to the extent that the Trustee may be unable to fulfill its obligations to the Trust.
Loan payments made to the Trust are received and processed by a third party servicer. The Trust is subject to counterparty risk to the extent that the servicer may be unable to fulfill its obligations to the Trust.
Prepayment Risk
Most of the Loans held by the Trust allow for prepayment of principal without penalty. As such, the Trust is subject to prepayment risk, which could negatively impact future earnings.
(j) Indemnification
Under the Trust’s organizational documents, its Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and certificateholders’ are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust may enter into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
2. Summary of Significant Accounting Policies (Continued)
(k) Recent Accounting Pronouncements
In July 2010, the FASB issued Accounting Standards Update No. 2010-20 which amends Receivables (Topic 310) (“ASU No. 2010-20”). ASU No. 2010-20 is intended to provide additional information to assist financial statement users in assessing an entity’s risk exposures and evaluating the adequacy of its allowance for credit losses. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The adoption of ASU No. 2010-20 did not have a significant impact on the financial statements.
In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. This ASU represents the converged guidance of U.S GAAP and IFRS on the consistent meaning of the term “fair value” and requirements for fair value measurements and disclosures. The amendments to this ASU are to be applied prospectively, and are effective for annual periods beginning after December 15, 2011.
3. Bonds
The Bonds outstanding at May 31, 2011 consist of the following:

		Outstanding	Unamortized	Carrying
Interest	Stated	Principal	Discount	Amount
Rate	Maturity	(000’s)	(000’s)	(000’s)

4.00%	June 1, 2018	$26,145	$3,439	$22,706
Interest on the Bonds is payable semiannually. On June 1, 2011, the Trust made a principal payment of $2,094,077 on the Bonds. The average amount of bond principal outstanding for the period ended May 31, 2011 was approximately $29,719,206.
Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
3. Bonds (Continued)
each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.
The estimated aggregate principal payments on the Bonds at May 31, 2011 after taking into consideration actual Loan prepayments and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

Amount
Fiscal Year	(000’s)

2011	$2,094
2012	4,959
2013	4,264
2014	3,840
2015	3,232
Thereafter	7,756

Total	$26,145

Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.
In the event the Trust realizes negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust. See Note 8 for balance in the Liquidity Fund. The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, Loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
4. Administrative Agreements
(a) Servicer
As compensation for the services provided under the servicing agreement, Berkadia Commercial Mortgage LLC (“Servicer”), formerly Capmark Finance, Inc., receives a servicing fee. The fee is earned each date of payments for each Loan and is equal to 0.075 of 1% on of the outstanding principal balance of such Loans divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2011, this fee totaled $13,497. Additionally, per the servicing agreement, the Servicer shall be reimbursed for certain expenditures incurred related to inspection of mortgaged property. For the six months ended May 31, 2011, the Servicer was reimbursed $6,140.
(b) Trustees
As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:
•	The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee is entitled to annual fees of $15,000 and $12,500, respectively, under the Declaration of Trust agreement. In addition the Owner Trustee is paid an annual registration fee of $1,000. The expected future minimum payments to the Owner Trustee under such agreement will be $28,500 in fiscal years 2011, 2012, 2013, 2014, 2015 and will total $228,000 thereafter.

•	The Bond Trustee is entitled to an annual fee equal to 0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses such as transaction costs. For the six months ended May 31, 2011, total Bond Trustee fees and related expenses amounted to $3,491.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
5. Certificates
The holders of the Class B certificates may receive semi-annual distributions declared in May and November of each year, calculated in accordance with the Trust Indenture, from amounts collected by the Trust, on a pro rata basis. While the Bonds remain outstanding, the distributions are paid on the second business day in each June and December and, after the Bonds are paid in full, on the first business day of each month. The certificate holders of the Class B Certificates are entitled to one vote per certificate. At May 31, 2011, there were no funds available for such distribution.
6. Allowance For Loan Losses
An analysis of the allowance for loan losses for the year ended May 31, 2011 is summarized as follows:

Balance, beginning of year	$394,000
Decrease in provision for loan losses	—
Charge-offs	—

Balance, end of year	$394,000

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
7. Loans
Scheduled principal and interest payments on the Loans as of May 31, 2011 are as follows:

	Principal	Interest
	Payments	Payments	Total
Fiscal year	(000’s)	(000’s)	(000’s)

2011	$4,600	$792	$5,392
2012	5,287	943	6,230
2013	4,718	780	5,498
2014	4,106	634	4,740
2015	3,379	510	3,889
Thereafter	13,378	1,232	14,610

Total	$35,468	$4,891	$40,359

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.
The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of May 31, 2011.

		Amortized	% of
	Number	Cost	Amortized
Type of Collateral	of Loans	(000’s)	Cost

Loans secured by a first mortgage	62	$19,338	69.6%
Loans not secured by a first mortgage	19	8,442	30.4

Total Loans	81	$27,780	100.0%

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011

7. Loans (Continued)

		Amortized	% of
	Number	Cost	Amortized
Type of Institution	of Loans	(000’s)	Cost

Public	18	$9,520	34.3%
Private	63	18,260	65.7

Total Loans	81	$27,780	100.0%

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.
The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
8. Fair Value of Financial Instruments
ASC Topic 825, Financial Instruments (“ASC 825”) requires that entities disclose the estimated fair value for financial instruments, where they are accounted for on a basis other than Fair Value. ASC 825 allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information.
Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its Loans and Bonds using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans excluding any potential prepayments as it is not possible to estimate such prepayments, and scheduled payments on the Bonds.
The fair values of the long-term fixed-maturity investments are determined by adding a market rate adjustment to the carrying value of the investments. This market rate adjustment is calculated using the net present value of the difference between future interest income to the Trust at the issue rate and the future interest income at the current market rate through the maturity of the investment. The current market rate at May 31, 2011, is based upon bonds with similar characteristics and maturity dates of the investment agreements.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Period Ended May 31, 2011
8. Fair Value of Financial Instruments (Continued)
The estimated fair value of the Trust’s financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of May 31, 2011 is as follows:

	Amortized
	Cost		Fair Value
	(000’s)		(000’s)

Loans	$27,780	*	$35,243

Investment Agreements:
Liquidity Fund	626		767
Revenue Fund	3,722		3,972

	$32,128		$39,982

Bonds payable	$26,145		$26,922

*	Net of allowance for loan losses of $394,000.
9. Subsequent Events
The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Except for the subsequent distribution disclosed in Note 3, the evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to these financial statements.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
May 31, 2011
(Dollar Amounts in Thousands)
(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (299%)
	ALABAMA
$790	Alabama Agricultural and Mechanical University	3.000%	05/01/2018	10.27%	$616
1,135	Auburn University	3.000	12/01/2018	9.16	900
	CALIFORNIA
65	Azusa Pacific University	3.750	04/01/2015	10.88	55
300	California State University	3.000	11/01/2013	8.93	275
1,348	California State University	3.000	11/01/2019	8.99	1,057
229	Lassen Junior College District	3.000	04/01/2020	10.27	167
158	Occidental College	3.000	10/01/2019	10.41	121
740	University Student Co-Operative Association	3.000	04/01/2019	10.70	543
	DELAWARE
43	Wesley College	3.375	05/01/2013	10.88	41
	FLORIDA
690	University of Florida	3.000	07/01/2014	10.15	597
	GEORGIA
55	Emmanuel College	3.000	11/01/2013	10.45	51
152	Mercer University	3.000	05/01/2014	10.58	138
378	Paine College	3.000	10/01/2016	10.45	307
	INDIANA
261	Taylor University	3.000	10/01/2013	10.49	241
2,370	Vincennes University	3.000	06/01/2023	9.02	1,677
	IOWA
130	Simpson College	3.000	07/01/2016	10.58	104
	MARYLAND
84	Hood College	3.625	11/01/2014	10.54	74
612	Morgan State University	3.000	11/01/2014	10.56	530
	MASSACHUSETTS
81	Hampshire College	3.000	07/01/2013	10.75	72
337	Hampshire College	3.000	02/01/2014	10.70	294
14	Brandeis University	3.000	11/01/2011	10.64	13
215	College of the Holy Cross	3.625	10/01/2013	10.60	197
1,345	Northeastern University	3.000	05/01/2018	10.53	1,041
53	Springfield College	3.500	05/01/2013	10.67	49
1,336	Tufts University	3.000	10/01/2021	10.39	938
	MISSISSIPPI
209	Hinds Junior College	3.000	04/01/2013	10.42	192
360	Millsaps College	3.000	11/01/2021	10.34	262
830	Mississippi State University	3.000	12/01/2020	9.64	595
	MISSOURI
81	Drury College	3.000	04/01/2015	10.63	69
	MONTANA
112	Carroll College	3.750	06/01/2014	10.46	97
77	Carroll College	3.000	06/01/2018	10.15	59
	NEW HAMPSHIRE
65	New England College	3.000	04/01/2016	10.77	54
	NEW JERSEY
750	Fairleigh Dickinson University	3.000	11/01/2017	10.39	593
160	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	137
595	Rider College	3.625	11/01/2013	10.42	552
172	Rider College	3.000	05/01/2017	10.70	135
The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
May 31, 2011
(Dollar Amounts in Thousands)
(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	NEW MEXICO
$279	College of Santa Fe	3.000%	10/01/2018	10.43%	$216
	NEW YORK
255	Daemen College	3.000	04/01/2016	10.77	213
525	D’Youville College	3.000	04/01/2018	10.90	410
201	Long Island University	3.625	06/01/2014	10.49	177
59	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	55
	NORTH CAROLINA
170	Elizabeth City State University	3.000	10/01/2017	10.02	136
208	Saint Mary’s College	3.000	06/01/2020	10.14	148
	OHIO
230	Wittenberg University	3.000	05/01/2015	10.76	192
106	Wittenberg University	3.000	11/01/2017	10.39	84
	OREGON
354	George Fox College	3.000	07/01/2018	10.64	271
	PENNSYLVANIA
420	Carnegie-Mellon University	3.000	11/01/2017	10.51	331
270	Drexel University	3.500	05/01/2014	10.53	238
135	Gannon University	3.000	11/01/2011	10.49	132
77	Lycoming College	3.625	05/01/2014	10.64	70
125	Lycoming College	3.750	05/01/2015	10.62	110
40	Moravian College	3.375	11/01/2012	10.52	37
1,376	Philadelphia College of Art	3.000	01/01/2022	10.62	936
110	Saint Vincent College	3.500	05/01/2013	10.86	99
106	Seton Hill College	3.625	11/01/2014	10.53	93
550	Villanova University	3.000	04/01/2019	10.70	403
	SOUTH CAROLINA
992	Benedict College	3.000	11/01/2020	10.36	719
	TENNESSEE
148	Cumberland University	3.000	08/01/2017	10.52	116
92	Hiwassee College	3.000	09/15/2018	10.58	70
	TEXAS
845	Southwest Texas State University	3.000	10/01/2015	9.51	723
342	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	320
130	Texas Southern University	3.500	04/01/2013	10.45	121
340	University of Saint Thomas	3.000	10/01/2019	10.41	253
	VERMONT
38	Champlain College	3.000	12/01/2013	10.19	34
494	Saint Michael’s College	3.000	05/01/2013	10.60	465
79	Vermont State College	3.000	07/01/2014	9.30	69
	VIRGINIA
173	Lynchburg College	3.750	05/01/2015	10.64	154
310	Lynchburg College	3.000	05/01/2018	10.68	246
63	Mary Baldwin College	3.375	05/01/2012	10.68	61
220	Marymount University	3.000	05/01/2016	10.52	179
1,623	Norfolk State University	3.000	12/01/2021	9.77	1,145
134	Saint Paul’s College	3.000	11/01/2014	10.56	116
252	Virginia Commonwealth University	3.000	06/01/2011	10.01	240
The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
May 31, 2011
(Dollar Amounts in Thousands)
(continued)

						Internal
Outstanding			Stated			Rate of	Amortized
Principal			Interest	Maturity		Return % (A)	Cost (Notes
Balance		Description	Rate %	Date		(Unaudited)	1 and 2)
		WEST VIRGINIA
$41		Bethany College	3.375%	11/01/2012		10.54%	$39
125		Bethany College	3.000	11/01/2017		10.40	98
73		Bethany College	3.000	11/01/2012		10.40	67
		WISCONSIN
255		Marian College	3.000	10/01/2016		10.45	214
		DISTRICT OF COLUMBIA
1,552		Georgetown University	3.000	11/01/2020		10.36	1,126
4,114		Georgetown University	4.000	11/01/2020		10.52	3,106
		PUERTO RICO
936		Inter American University of Puerto Rico	3.000	01/01/2017		10.94	744
169		University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011		9.39	161

35,468	(B)	Total College and University Loans					27,780

		Allowance for Loan Losses					(394)

		Net Loans of the Trust					27,386

		INVESTMENT AGREEMENTS (48%)
626		JPMorgan Chase Bank — Liquidity Fund	7.750	06/01/2018	(C)	7.750	626
3,722		JPMorgan Chase Bank — Revenue Fund	7.050	06/01/2018	(C)	7.050	3,722

4,348		Total Investment Agreements					4,348

$39,816		Total Investments (100.0%)					31,734

		OTHER ASSETS, LESS LIABILITIES (-247%)					(22,588)

		NET ASSETS (100.0%)					$9,146

(A)	Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)	The tax basis in the Loans is approximately $35,468

(C)	Terminate at the earlier of December 1, 2018 or the date on which the Bonds are paid-in-full (Note 2)
The accompanying notes are an integral part of this schedule.

ITEM 2. CODE OF ETHICS
Not applicable to the registrant.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to the registrant.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a) Audit Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2010 — $155,500
Fiscal year ended 2009 — $176,000
(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2010 — $0
Fiscal year ended 2009 — $0
(c) Tax Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2010 — $0
Fiscal year ended 2009 — $0
(d) All Other Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2010 — $71,000
-$55,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.7 (c) of the Trust’s Indenture.
-$12,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to relating to the Trust’s Servicing Agreement.
-$4,000 out of pocket expenses.
Fiscal year ended 2009- $73,400
-$55,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.7 (c) of the Trust’s Indenture.
-$12,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to relating to the Trust’s Servicing Agreement.
-$6,400 out of pocket expenses.

(e)
(1) Audit Committee Policies regarding Pre-approval of Services.
Not applicable to the registrant.
(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation
S-X:
Not applicable to the registrant.
(f) Not applicable to the registrant.
(g) Not applicable to the registrant.
(h) Not applicable to the registrant.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable to the registrant.
ITEM 6. SCHEDULE OF INVESTMENTS
Schedule is included as part of the report to shareholders filed under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.
ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable to the registrant.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable to the registrant.
ITEM 11. CONTROLS AND PROCEDURES
(a) Not applicable to the registrant.
(b) Not applicable to the registrant.

ITEM 12. EXHIBITS
The following exhibits are attached to this Form N-CSR:
(a)
(1)	Code of ethics or amendments: not applicable to the registrant.

(2)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.

(3)	Annual Compliance Statements of the Servicer, Berkadia Commercial Mortgage, is attached.

(4)	Report on Compliance with Minimum Master Servicing Standards is attached.

(5)	Report on Compliance with Minimum Special Servicing Standards is attached.

(6)	Berkadia Commercial Mortgage reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.
(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the
Investment Company Act of 1940, is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) College and University Facility Loan Trust Two

By (Signature and Title)	/s/ Laura S Cawley
Vice President
Date August 5, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Bryan Calder
Executive Vice President
Date August 5, 2011